6 INCOME TAXES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended			12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Mar. 31, 2015	Mar. 31, 2014
Income Tax Disclosure [Abstract]
Tax provision (benefit)	$ 0	$ (128,460)	$ 0	$ (128,460)	$ (84,971)	$ 218,062	$ 213,561